UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13FHR/A
Amendment No. 1

FORM 13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended:	03-31-2003

Check here if Amendment [x]; Amendment Number: 1
This Amendment (check only one):	[x]	is a restatement
							[ ]	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Verus Investment Management
Address:	22901 Millcreek Boulevard 6th Floor
		Highland Hills, OH  44122

Form 13F File Number:	28-10444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Kristen Kilburg
Title:	Accounting Associate
Phone:	216-765-1722

Signature, Place, and Date of Signing:

		Highland Hills, Ohio		04-22-2003


Report Type:	13F HOLDINGS REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$221,243


List of Other Included Managers		NONE


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Verus Investment Management









31-Mar-03



















NAME OF
TITLE OF

 VALUE
SHRS OR
INVESTMENT
OTHER
VOTING AUTHORITY
ISSUER
CLASS
CUSIP
 (x $1000)
PRN AMT
DISCRETION
MANAGERS
SOLE
SHARED
NONE
Active Power Inc.
com
00504W100
 $         198
178640
sole

178640
Activision Inc
com
004930202
 $      3,764
260508
sole

260508
Aether Systems
com
00808V105
 $         190
60262
sole

60262
Agnico Eagle Mines Ltd
com
008474108
 $      9,363
714200
sole

714200
Altera Corp
com
021441100
 $         432
31869
sole

31869
Amerada Hess Corp.
com
023551104
 $      8,693
196400
sole

196400
American Italian Pasta
com
027070101
 $      7,452
172300
sole

172300
Apple Computer
com
037833100
 $     16,928
1197173
sole

1197173
Arqule Inc
com
04269E107
 $         195
80903
sole

80903
Atwood Oceanics
com
050095108
 $      1,222
48400
sole

48400
Banta Corp.
com
066821109
 $      1,176
39900
sole

39900
Barrick Gold Corp
com
067901108
 $     12,448
800000
sole

800000
Be Aerospace
com
073302101
 $         381
200394
sole

200394
Biosphere Medical
com
09066V103
 $           95
20108
sole

20108
Borders Group
com
099709107
 $      1,698
115500
sole

115500
BP PLC- SPons Adr
com
055622104
 $      1,513
39200
sole

39200
Campbell Soup Co.
com
134429109
 $      1,674
79700
sole

79700
Captaris Inc
com
14071N104
 $           85
29325
sole

29325
ChevronTexaco
com
166764100
 $      3,575
55300
sole

55300
Chronimed
com
171164106
 $           90
10000
sole

10000
Cincinnati Financial
com
172062101
 $      7,882
224740
sole

224740
Conagra Foods
com
205887102
 $      5,889
293300
sole

293300
CSG Systems Int'l
com
126349109
 $      2,870
330987
sole

330987
Diamond Offshr Drillng
com
25271C102
 $     12,407
639200
sole

639200
Glamis Gold Ltd
com
376775102
 $      1,346
130200
sole

130200
GlobalSantaFe Corp
com
G3930E101
 $     16,024
776000
sole

776000
Goldcorp Inc
com
380956409
 $      5,188
489000
sole

489000
Iomega Corp
com
462030305
 $         385
34700
sole

34700
Kimberly Clark Corp
com
494368103
 $     12,870
283100
sole

283100
Marvel Enterprises
com
57383M108
 $         770
55700
sole

55700
Mercator Software
com
587587106
 $           26
14600
sole

14600
Newmont Mining Corp
com
651639106
 $     14,124
540100
sole

540100
Newport Corp
com
651824104
 $      2,191
185537
sole

185537
Novartis AG-ADR
com
66987V109
 $      4,747
128100
sole

128100
Ohio Casualty Corp
com
677240103
 $      1,740
134673
sole

134673
Papa Johns Intl Inc
com
698813102
 $      3,048
121774
sole

121774
Paxar Corp
com
704227107
 $         556
48600
sole

48600
Penn Treaty American
com
707874103
 $         237
141100
sole

141100
Petroquest Energy
com
716748108
 $         526
348496
sole

348496
Placer Dome Inc
com
725906101
 $     12,074
1232000
sole

1232000
Schlumberger LTD
com
806857108
 $      3,478
91500
sole

91500
Scientific Atlanta Inc
com
808655104
 $         589
42900
sole

42900
Spinnaker Exploration
com
84855W109
 $      1,225
63100
sole

63100
Steel Dynamics Inc
com
858119100
 $      4,035
344580
sole

344580
Stewart Enterprises
com
860370105
 $           80
29500
sole

29500
Transocean Inc
com
G90078109
 $     18,918
925100
sole

925100
Unocal
com
915289102
 $     14,026
533100
sole

533100
Vesta Insurance Group
com
925391104
 $         148
66200
sole

66200
Vintage Petroleum
com
927460105
 $         997
104900
sole

104900
Winn-Dixie Stores
com
974280109
 $      1,676
126800
sole

126800
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